Stock Options - Numbers of Stock Options and Shares Outstanding (Detail)	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Jan. 01, 2016 shares
Series 4 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options outstanding			136
Number of shares outstanding			81,600
Series 5 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options outstanding		200	1,215
Number of shares outstanding		120,000	729,000
Series 6 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options outstanding	771	1,210	2,390
Number of shares outstanding	154,200	242,000	478,000
Series 7 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options outstanding			2,151
Number of shares outstanding			430,200
Series 8 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options outstanding	3,639	3,797
Number of shares outstanding	727,800	759,400
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options outstanding	4,410	5,207	5,892
Number of shares outstanding	882,000	1,121,400	1,718,800	1,568,000